UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-06096
                                                     ---------

                                 The Torray Fund
             ------------------------------------------------------
               (Exact name of registrant as specified in charter)

                        7501 Wisconsin Avenue, Suite 1100
                             Bethesda, MD 20814-6523
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 William M Lane
                                   Torray LLC
                        7501 Wisconsin Avenue, Suite 1100
                             Bethesda, MD 20814-6523
             ------------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 301-493-4600
                                                            ------------

                      Date of fiscal year end: December 31
                                               -----------

                    Date of reporting period: March 31, 2008
                                              --------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.


THE TORRAY FUND
--------------------------------------------------------------------------------

SCHEDULE  OF  INVESTMENTS

AS OF MARCH 31, 2008 (UNAUDITED)

--------------------------------------------------------------------------------

                      SHARES                                                               MARKET VALUE
                      ------                                                               ------------
COMMON STOCK  82.08%

         17.70% INFORMATION TECHNOLOGY
                        205,100                International Business Machines Corp.        $23,615,214
                        934,800                Cisco Systems, Inc.*                          22,519,332
                        506,200                Automatic Data Processing, Inc.               21,457,818
                      1,234,984                Electronic Data Systems Corp.                 20,562,484
                      1,416,720                EMC Corp.*                                    20,315,765
                        970,775                Applied Materials, Inc.                       18,939,820
                        751,300                Intel Corp.                                   15,912,534
                                                                                          --------------
                                                                                            143,322,967

         17.30% INDUSTRIALS
                        792,797                General Electric Co.                          29,341,417
                        698,746                Cintas Corp.                                  19,942,211
                        225,100                General Dynamics Corp.                        18,766,587
                        376,200                Illinois Tool Works, Inc.                     18,144,126
                        230,900                Danaher Corp.                                 17,555,327
                        466,349                USG Corp.*                                    17,170,970
                        205,600                Emerson Electric Co.                          10,580,176
                        469,937                Owens Corning, Inc.*                           8,519,958
                                                                                          --------------
                                                                                            140,020,772

         16.45% FINANCIALS
                          5,704                Berkshire Hathaway, Inc., Class B*            25,513,422
                        804,118                Marsh & McLennan Cos., Inc.                   19,580,273
                         42,447                Markel Corp.*                                 18,675,406
                        425,700                American International Group, Inc.            18,411,525
                        439,900                Bank of America Corp.                         16,676,609
                      2,830,200                LaBranche & Co., Inc.*                        12,311,370
                        572,000                Citigroup, Inc.                               12,252,240
                        223,500                American Express Co.                           9,771,420
                                                                                          --------------
                                                                                            133,192,265

         12.15% CONSUMER DISCRETIONARY
                        772,900                Walt Disney Co. (The)                         24,253,602
                        719,520                O'Reilly Automotive, Inc.*                    20,520,710
                        543,900                McGraw-Hill Cos., Inc. (The)                  20,097,105
                      1,013,700                CarMax, Inc.*                                 19,686,054
                        253,700                Gannett Co., Inc.                              7,369,985
                        604,309                McClatchy Co. (The), Class A                   6,466,106
                                                                                          --------------
                                                                                             98,393,562

          8.52% HEALTH CARE
                        442,624                Johnson & Johnson                             28,713,019
                        312,000                Abbott Laboratories                           17,206,800
                        362,300                UnitedHealth Group, Inc.                      12,448,628
                        240,200                WellPoint, Inc.*                              10,600,026
                                                                                          --------------
                                                                                             68,968,473

          6.55% CONSUMER STAPLES
                        386,500                Procter & Gamble Co. (The)                    27,082,055
                        836,400                Kraft Foods, Inc., Class A                    25,936,764
                                                                                          --------------
                                                                                             53,018,819

          2.40% MATERIALS
                        849,900                W.R. Grace & Co.*                             19,394,718

          1.01% ENERGY
                      2,216,400                USEC, Inc.*                                    8,200,680
                                                                                          --------------

TOTAL COMMON STOCK  82.08%                                                                  664,512,256
     (cost $667,332,873)

                PRINCIPAL AMOUNT ($)
                --------------------

SHORT-TERM INVESTMENTS  18.94%
                    153,348,946                PNC Bank Money Market Account, 2.53%         153,348,946
     (cost $153,348,946)                                                                  --------------

TOTAL INVESTMENTS  101.02%                                                                  817,861,202
     (cost $820,681,819)
OTHER LIABILITES LESS ASSETS  (1.02%)                                                        (8,238,379)
                                                                                          --------------
NET ASSETS  100.00%                                                                        $809,622,823
                                                                                          ==============


TOP 10 HOLDINGS
---------------
       1  General Electric Co.                   6  Walt Disney Co. (The)
       2  Johnson & Johnson                      7  International Business Machines Corp.
       3  Procter & Gamble Co. (The)             8  Cisco Systems, Inc.
       4  Kraft Foods, Inc., Class A             9  Automatic Data Processing, Inc.
       5  Berkshire Hathaway, Inc., Class B     10  Electronic Data Systems Corp.

*  Non-income producing securities

SEE NOTES TO THE SCHEDULES OF INVESTMENTS.

THE TORRAY INSTITUTIONAL FUND
--------------------------------------------------------------------------------

SCHEDULE  OF  INVESTMENTS

AS OF MARCH 31, 2008 (UNAUDITED)

--------------------------------------------------------------------------------

                      SHARES                                                               MARKET VALUE
                      ------                                                               ------------
COMMON STOCK  79.46%

         17.42% INFORMATION TECHNOLOGY
                       10,200                International Business Machines Corp.          $1,174,428
                       44,700                Cisco Systems, Inc.*                            1,076,823
                       25,016                Automatic Data Processing, Inc.                 1,060,428
                       63,216                Electronic Data Systems Corp.                   1,052,546
                       70,942                EMC Corp.*                                      1,017,308
                       48,493                Applied Materials, Inc.                           946,099
                       37,056                Intel Corp.                                       784,846
                                                                                           -------------
                                                                                             7,112,478

         16.95% INDUSTRIALS
                       39,619                General Electric Co.                            1,466,299
                       34,892                Cintas Corp.                                      995,818
                       10,911                General Dynamics Corp.                            909,650
                       18,300                Illinois Tool Works, Inc.                         882,609
                       23,367                USG Corp.*                                        860,373
                       11,200                Danaher Corp.                                     851,536
                       10,246                Emerson Electric Co.                              527,259
                       23,418                Owens Corning, Inc.*                              424,568
                                                                                          -------------
                                                                                             6,918,112

         14.98% FINANCIALS
                          286                Berkshire Hathaway, Inc., Class B*              1,279,249
                       40,117                Marsh & McLennan Cos., Inc.                       976,849
                        2,100                Markel Corp.*                                     923,937
                       21,100                American International Group, Inc.                912,575
                       21,800                Bank of America Corp.                             826,438
                      163,000                LaBranche & Co., Inc.*                            709,050
                       11,123                American Express Co.                              486,298
                                                                                          -------------
                                                                                             6,114,396

         12.00% CONSUMER DISCRETIONARY
                       37,510                Walt Disney Co. (The)                           1,177,064
                       27,700                McGraw-Hill Cos., Inc. (The)                    1,023,515
                       35,825                O'Reilly Automotive, Inc.*                      1,021,729
                       50,300                CarMax, Inc.*                                     976,826
                       12,800                Gannett Co., Inc.                                 371,840
                       30,606                McClatchy Co. (The), Class A                      327,484
                                                                                          -------------
                                                                                             4,898,458

          8.39% HEALTH CARE
                       22,164                Johnson & Johnson                               1,437,779
                       15,400                Abbott Laboratories                               849,310
                       17,900                UnitedHealth Group, Inc.                          615,044
                       11,900                WellPoint, Inc.*                                  525,147
                                                                                          -------------
                                                                                             3,427,280

          6.46% CONSUMER STAPLES
                       19,200                Procter & Gamble Co. (The)                      1,345,344
                       41,600                Kraft Foods, Inc., Class A                      1,290,016
                                                                                          -------------
                                                                                             2,635,360

          2.26% MATERIALS
                       40,395                W.R. Grace & Co.*                                 921,814

          1.00% ENERGY
                      110,300                USEC, Inc.*                                       408,110
                                                                                          -------------

TOTAL COMMON STOCK  79.46%                                                                  32,436,008
     (cost $34,095,849)

                PRINCIPAL AMOUNT ($)
                --------------------

SHORT-TERM INVESTMENTS  21.35%
                    8,715,325                PNC Bank Money Market Account, 2.53%            8,715,325
     (cost $8,715,325)                                                                    -------------

TOTAL INVESTMENTS  100.81%                                                                  41,151,333
     (cost $42,811,174)
OTHER LIABILITES LESS ASSETS  (0.81%)                                                         (328,860)
                                                                                          -------------
NET ASSETS  100.00%                                                                        $40,822,473
                                                                                          =============


TOP 10 HOLDINGS
---------------
       1  General Electric Co.                   6  Walt Disney Co. (The)
       2  Johnson & Johnson                      7  International Business Machines Corp.
       3  Procter & Gamble Co. (The)             8  Cisco Systems, Inc.
       4  Kraft Foods, Inc., Class A             9  Automatic Data Processing, Inc.
       5  Berkshire Hathaway, Inc., Class B     10  Electronic Data Systems Corp.

*  Non-income producing securities

SEE NOTES TO THE SCHEDULES OF INVESTMENTS.

NOTES TO SCHEDULES OF INVESTMENTS
================================================================================


MARCH 31, 2008 (UNAUDITED)

SECURITIES VALUATION - Portfolio securities for which market quotations are readily available are valued at market value, which is determined by using the last reported sale price, or, if no sales are reported, the last reported bid price. For NASDAQ traded securities, market value is determined on the basis of the NASDAQ official closing price instead of the last reported sales price. Other assets and securities for which no quotations are readily available or for which Torray LLC (the "Advisor") believes do not reflect market value are valued at fair value as determined in good faith by the Advisor under the supervision of the Board of Trustees in accordance with the Fund's Valuation Procedures. Short-term obligations having remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

ADOPTION OF STATEMENT OF FINANCIAL ACCOUNTING STANDARDS NO. 157 "FAIR VALUE MEASUREMENTS" ("FAS 157") - In September 2006, the Financial Accounting Standards Board issued FAS 157 effective for fiscal years beginning after November 15, 2007. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. The Funds have adopted FAS 157 as of January 1, 2008. The three levels of the fair value hierarchy under FAS 157 are described below:

o    Level 1 - quoted prices in active markets for identical securities

o Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

o Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The summary of inputs used to value each Fund's net assets as of March 31, 2008 is as follows:

                                                                                         TORRAY
             VALUATION INPUTS                                     TORRAY FUND      INSTITUTIONAL FUND
             ----------------                                     -----------      ------------------
             Level 1 - Quoted Prices                              $817,861,202          $41,151,333
             Level 2 - Other Significant Observable Inputs                  --                   --
             Level 3 - Significant Unobservable Inputs
                                                                            --                   --
                                                                ---------------       --------------
             TOTAL MARKET VALUE OF INVESTMENTS                    $817,861,202          $41,151,333
                                                                ===============       ==============

TAX DISCLOSURE - No provision for Federal income taxes is required since the Funds intend to continue to comply with all requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its taxable income and capital gains to shareholders. Federal income tax regulations differ from accounting principles generally accepted in the United States of America; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of March 31, 2008.

The following information is based upon the book basis of investment securities as of March 31, 2008:

                                                                                TORRAY
                                                          TORRAY FUND     INSTITUTIONAL FUND
                                                          -----------     ------------------
         Gross unrealized appreciation                  $  100,513,087       $  2,717,216
         Gross unrealized depreciation                    (103,333,704)        (4,377,057)
                                                       -----------------    ---------------

         Net unrealized depreciation                    $   (2,820,617)      $ (1,659,841)
                                                       =================    ===============

         Aggregate book cost                            $  820,681,819       $ 42,811,174
                                                       =================    ===============

For additional information regarding the accounting policies of the Funds, refer to the most recent financial statements in the N-CSR filing at www.sec.gov.

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)               The Torray Fund
              ------------------------------------------------------------------

By (Signature and Title)*  /s/ Robert E. Torray
                         -------------------------------------------------------
                           Robert E. Torray, President
                           (principal executive officer)

Date                       May 23, 2008
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Robert E. Torray
                         -------------------------------------------------------
                           Robert E. Torray, President
                           (principal executive officer)

Date                       May 23, 2008
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ William M Lane
                         -------------------------------------------------------
                           William M Lane, Treasurer
                           (principal financial officer)

Date                       May 23, 2008
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.